Goodwill (Details)					12 Months Ended
	Nov. 15, 2024 HKD ($)	Nov. 15, 2024 USD ($)	Sep. 11, 2023 HKD ($)	Sep. 11, 2023 USD ($)	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Nov. 15, 2024 USD ($)	Sep. 11, 2023 USD ($)	Nov. 30, 2022
Goodwill [Line Items]
Goodwill recognizing					$ 36,624,140		$ 35,566,838		$ 34,066,838
Goodwill annual impairment term					5 years	5 years
Weighted average cost of capital rate, percentage					8.57%					8.57%
Long-term growth rate, percentage					1.87%					1.87%
Goodwill					$ 35,124,140		34,066,838		34,066,838	$ 4,514,729
Goodwill impairment							1,500,000
Reitar Capital Partners Limited [Member]
Goodwill [Line Items]
Equity interest, percentage													100.00%
Goodwill recognizing					34,100,000					4,400,000
Consideration amount					8,400,000	$ 1,100,000
Business Combination [Member]
Goodwill [Line Items]
Business combination, net liabilities					$ 25,700,000					$ 3,300,000
Book value per share | (per share)					$ 840.56					$ 107.31
Issued shares (in Shares) | shares					10,000	10,000
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Goodwill [Line Items]
Consideration amount			$ 1,500,000	$ 191,551
Goodwill			$ 1,500,000									$ 191,551
Goodwill impairment							1,500,000
Winner Logistics Network Limited (“WLN”) [Member]
Goodwill [Line Items]
Consideration amount	$ 1,062,402	$ 136,557
Goodwill					$ 1,057,302					$ 135,902
Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment							$ 1,500,000
Goodwill [Member] | Winner Logistics Network Limited (“WLN”) [Member]
Goodwill [Line Items]
Goodwill	$ 1,057,302										$ 135,902